Financial assets at fair value through profit or loss - Summary of Debt Securities (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial assets at fair value through profit or loss [abstract]
Government securities	$ 314,976,869	$ 120,757,396
Private securities - Corporate bonds	490,903	0
TOTAL	$ 315,467,772	$ 120,757,396